Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Banks	$ 5,484,981	$ 3,319,465
Short-term investments	2,459,438	5,090,048
Cash	1,466	954
Cash and cash equivalents	$ 7,945,885	$ 8,410,467	$ 6,550,450	$ 7,618,178